Financial liabilities - borrowings (Tables)	12 Months Ended
Dec. 31, 2022
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Summary of Current and Non - Current Borrowings
The Group’s current and
non-current
borrowings are as follows:

All figures in £ millions	2022	2021

Non-current

3.25% US dollar notes 2023 (nominal amount $94m)	–	70

1.375% Euro notes 2025 (nominal amount € 300m)	257	257

3.75% GBP notes 2030 (nominal amount £350m)	353	353

Lease liabilities (see note 35)	534	565

	1,144	1,245

Current (due within one year or on demand)

3.75% US dollar notes 2022 (nominal amount $117m)	–	87

Lease liabilities (see note 35)	71	68

Overdrafts	15	–

	86	155

Total borrowings	1,230	1,400

Summary of Maturities of the Group's Non-Current Borrowings	The maturities of the Group’s
non-current
borrowings are as follows:

All figures in £ millions	2022	2021

Between one and two years	72	140

Between two and five years	442	435

Over five years	630	670

	1,144	1,245

Summary of Carrying Amounts and Market Value of Borrowings
The carrying amounts and market values of borrowings are as follows:

			2022			2021

All figures in £ millions	Effective interest rate	Carrying value	Market value	Effective interest rate	Carrying value	Market value

3.75% US dollar notes 2022	n/a	–	–	3.94%	87	87

3.25% US dollar notes 2023	n/a	–	–	3.36%	70	71

1.375% Euro notes 2025	1.44%	257	252	1.44%	257	260

3.75% GBP notes 2030	3.93%	353	310	3.93%	353	380

Overdrafts	n/a	15	15	–	–	–

		625	577		767	798

Summary of Carrying Amounts of Borrowings which Denominated in Currencies
The carrying amounts of the Group’s borrowings before the effect of derivatives (see notes 16 and 19 for further information on the impact of derivatives) are denominated in the following currencies:

All figures in £ millions	2022	2021

US dollar	276	434

Sterling	672	674

Euro	262	268

Other	20	24

	1,230	1,400